Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	$265	$225,027
3.75%, 02/15/28 (Call 02/15/23)(a)	285	258,684
4.00%, 02/15/30 (Call 02/15/25)	265	235,850
4.88%, 01/15/29 (Call 01/15/24)(a)	205	192,931
		912,492
Aerospace & Defense — 1.3%
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	340	296,650
5.13%, 10/01/24 (Call 07/01/24)	520	517,400
5.90%, 02/01/27(a)	294	299,145
5.95%, 02/01/37	292	294,745
6.75%, 01/15/28	145	152,141
6.88%, 05/01/25 (Call 04/01/25)	305	314,129
Moog Inc., 4.25%, 12/15/27 (Call 12/15/23)(a)(b)	250	231,875
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	465	431,287
5.75%, 10/15/27 (Call 07/15/27)(b)	485	471,662
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	145	136,299
9.38%, 11/30/29 (Call 11/30/25)(b)	460	499,914
		3,645,247
Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(b)	257	250,639
6.00%, 06/15/30 (Call 06/15/25)(b)	480	477,600
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)(b)	110	99,668
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	420	366,236
		1,194,143
Airlines — 2.6%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	575	531,873
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	275	268,844
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,700	1,666,552
5.75%, 04/20/29(b)	1,460	1,412,144
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	440	419,707
3.75%, 10/28/29 (Call 07/28/29)(a)	220	194,678
4.38%, 04/19/28 (Call 01/19/28)(a)	210	195,151
7.38%, 01/15/26 (Call 12/15/25)(a)	415	431,950
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	549	561,703
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	960	911,362
4.63%, 04/15/29 (Call 10/15/25)(b)	980	893,868
		7,487,832
Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	440	432,331
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	420	391,125
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)(b)	210	181,644
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	250	208,750
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	305	276,989
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(a)(b)	275	267,536
		1,758,375
Security	Par (000)	Value
Auto Manufacturers — 2.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	$470	$397,446
4.75%, 10/01/27 (Call 10/01/23)(b)	205	194,385
5.88%, 06/01/29 (Call 06/01/24)(b)	240	231,065
Ford Holdings LLC, 9.30%, 03/01/30	40	45,900
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	400	317,467
4.35%, 12/08/26 (Call 09/08/26)	235	228,681
4.75%, 01/15/43	285	222,475
5.29%, 12/08/46 (Call 06/08/46)	195	160,822
6.10%, 08/19/32 (Call 05/19/32)(a)	275	269,845
6.63%, 10/01/28(a)	80	83,326
7.40%, 11/01/46	75	77,378
7.45%, 07/16/31(a)	205	219,894
9.63%, 04/22/30 (Call 01/22/30)	80	94,168
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	110	101,999
2.70%, 08/10/26 (Call 07/10/26)	325	290,062
2.90%, 02/10/29 (Call 12/10/28)	200	166,832
3.38%, 11/13/25 (Call 10/13/25)	345	321,281
3.63%, 06/17/31 (Call 03/17/31)	125	103,970
3.66%, 09/08/24	200	192,508
3.82%, 11/02/27 (Call 08/02/27)	200	180,500
4.00%, 11/13/30 (Call 08/13/30)(a)	235	205,188
4.06%, 11/01/24 (Call 10/01/24)	300	290,547
4.13%, 08/04/25	200	190,994
4.13%, 08/17/27 (Call 06/17/27)	200	184,456
4.27%, 01/09/27 (Call 11/09/26)	200	186,917
4.69%, 06/09/25 (Call 04/09/25)	200	194,240
4.95%, 05/28/27 (Call 04/28/27)	235	224,253
5.11%, 05/03/29 (Call 02/03/29)(a)	210	199,019
5.13%, 06/16/25 (Call 05/16/25)	250	245,717
6.95%, 03/06/26	300	306,774
7.35%, 11/04/27 (Call 10/04/27)	325	340,844
		6,468,953
Auto Parts & Equipment — 0.8%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(a)(b)	205	202,950
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	179	151,488
4.50%, 02/15/32 (Call 02/15/27)	165	139,179
5.38%, 11/15/27 (Call 11/15/23)	202	191,944
5.63%, 06/15/28 (Call 06/15/23)	205	193,089
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)(a)	404	355,896
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(a)(b)(c)	250	228,670
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(b)(c)	210	195,052
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(c)	180	157,491
ZF North America Capital Inc., 4.75%, 04/29/25(b)	505	487,052
		2,302,811
Banks — 1.8%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	465	502,200
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(d)	365	290,416
4.95%, 06/01/42 (Call 06/01/41)(b)(d)	345	249,694
5.02%, 06/26/24(b)	970	946,333
5.71%, 01/15/26(b)	740	727,169
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (3 mo. SOFR + 2.520%)(d)	225	212,040

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3 mo. LIBOR US + 1.460%)(a)(b)(d)(e)	$365	$365,959
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)(d)	148	146,590
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(d)	190	172,979
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(b)(d)	720	629,901
5.86%, 06/19/32 (Call 06/19/27)(b)(d)	485	450,850
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	615	597,943
		5,292,074
Building Materials — 1.6%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	205	184,357
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	615	529,052
5.00%, 03/01/30 (Call 03/01/25)(b)	275	256,409
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	340	332,870
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)(b)	210	199,390
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 05/15/23)(b)	125	119,756
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)(b)	180	155,821
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	185	152,704
5.38%, 02/01/28 (Call 02/01/23)(b)	235	219,965
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	545	432,849
4.38%, 07/15/30 (Call 07/15/25)(b)	780	666,799
4.75%, 01/15/28 (Call 01/15/24)(b)	480	449,832
5.00%, 02/15/27 (Call 02/15/23)(b)	410	388,531
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	335	314,562
6.50%, 03/15/27 (Call 03/15/23)(a)(b)	160	159,506
		4,562,403
Chemicals — 2.5%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	210	174,300
6.88%, 05/15/43 (Call 02/15/43)	148	147,634
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(b)	330	326,586
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	350	352,607
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	315	263,189
5.38%, 05/15/27 (Call 02/15/27)	239	220,952
5.75%, 11/15/28 (Call 11/15/23)(b)	380	346,275
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	385	340,725
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	125	115,597
4.25%, 10/15/28 (Call 10/15/23)	145	128,325
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/24)(a)(b)	215	197,336
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	275	241,034
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	145	139,860
5.13%, 10/15/27 (Call 04/15/27)	340	323,850
5.25%, 12/15/29 (Call 09/15/29)	340	312,633
5.65%, 12/01/44 (Call 06/01/44)	145	119,171
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	210	192,045
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	281	240,949
4.88%, 06/01/24 (Call 03/03/24)(b)	510	502,350
Security	Par (000)	Value
Chemicals (continued)
5.00%, 05/01/25 (Call 01/31/25)(b)	$239	$229,836
5.25%, 06/01/27 (Call 03/03/27)(b)	510	474,341
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	180	163,317
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	245	231,574
5.13%, 09/15/27 (Call 03/15/23)	240	232,819
5.63%, 08/01/29 (Call 08/01/24)(a)	320	311,404
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	175	154,065
3.38%, 03/15/30 (Call 03/15/25)(b)	180	152,370
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	340	315,452
5.63%, 10/01/24(a)(b)	160	159,200
		7,109,796
Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	240	211,200
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)(b)	165	162,525
		373,725
Commercial Services — 4.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	480	427,320
4.88%, 07/15/32(b)	356	317,680
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	300	269,168
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	165	143,126
4.63%, 10/01/27 (Call 10/01/23)(a)(b)	240	222,619
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	275	250,884
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	198	189,019
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	480	436,243
3.50%, 06/01/31 (Call 03/01/31)	480	400,808
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(b)	285	265,901
5.50%, 07/15/25 (Call 06/18/23)(b)	205	201,976
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	130	113,654
8.25%, 04/15/26 (Call 04/15/24)	295	301,618
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	300	269,400
3.75%, 10/01/30 (Call 10/01/25)(b)	405	358,931
4.50%, 07/01/28 (Call 07/01/23)(b)	405	384,746
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(b)	205	202,438
Grand Canyon University
4.13%, 10/01/24	240	228,134
5.13%, 10/01/28 (Call 08/01/28)	175	165,653
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	210	197,400
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	485	430,365
5.25%, 04/15/24(b)	375	371,133
5.75%, 04/15/26(b)	650	637,026
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/03/23)(b)	200	197,537
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	410	344,539
4.00%, 05/15/31 (Call 05/15/26)	380	332,302
4.63%, 12/15/27 (Call 12/15/23)	265	251,935
5.13%, 06/01/29 (Call 06/01/24)	370	354,314

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(b)	$230	$217,819
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	250	209,933
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	345	298,315
3.88%, 11/15/27 (Call 03/03/23)	378	359,100
3.88%, 02/15/31 (Call 08/15/25)(a)	520	457,635
4.00%, 07/15/30 (Call 07/15/25)(a)	370	333,052
4.88%, 01/15/28 (Call 01/15/24)(a)	825	799,062
5.25%, 01/15/30 (Call 01/15/25)	370	357,975
5.50%, 05/15/27 (Call 05/15/23)	240	238,500
		11,537,260
Computers — 1.2%
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(a)	345	296,037
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	120	108,341
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(a)	240	212,706
4.13%, 01/15/31 (Call 10/15/30)	150	125,993
4.75%, 01/01/25	230	224,874
4.88%, 06/01/27 (Call 03/01/27)(a)	245	237,520
5.75%, 12/01/34 (Call 06/01/34)	253	232,128
9.63%, 12/01/32	320	362,462
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(a)(b)	75	75,713
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	230	174,225
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	240	195,619
3.10%, 02/01/32 (Call 11/01/31)	235	180,006
4.75%, 02/15/26 (Call 11/15/25)	1,115	1,077,369
		3,502,993
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(b)	435	416,512
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	235	213,263
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	240	209,100
5.50%, 06/01/28 (Call 06/01/23)(b)	370	350,394
		1,189,269
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/24)(b)	330	300,653
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	150	124,400
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	235	227,228
		652,281
Diversified Financial Services — 4.8%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	365	349,590
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(a)	540	536,681
Brightsphere Investment Group Inc., 4.80%, 07/27/26	120	110,700
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(b)	195	182,106
6.63%, 03/15/26 (Call 03/15/23)(a)	209	191,235
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	345	339,825
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)	180	160,637
5.38%, 12/01/24 (Call 12/01/23)(b)	280	268,010
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	370	330,310
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	470	398,628
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	$150	$124,833
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	440	393,800
4.38%, 05/15/31 (Call 05/15/26)(b)	175	153,232
4.63%, 11/15/27 (Call 11/15/23)(b)	180	171,295
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	180	145,350
6.50%, 05/01/28 (Call 05/01/24)(b)	490	431,200
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	241	212,974
5.00%, 03/15/27 (Call 09/15/26)	340	310,278
5.50%, 03/15/29 (Call 06/15/28)	355	314,175
5.63%, 08/01/33	300	232,532
5.88%, 10/25/24	240	237,370
6.13%, 03/25/24	408	407,041
6.75%, 06/25/25	240	239,446
6.75%, 06/15/26	235	231,496
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	370	321,795
3.88%, 09/15/28 (Call 09/15/24)	305	256,200
4.00%, 09/15/30 (Call 09/15/25)	405	322,963
5.38%, 11/15/29 (Call 05/15/29)(a)	365	319,594
6.13%, 03/15/24 (Call 09/15/23)	565	560,181
6.63%, 01/15/28 (Call 07/15/27)(a)	370	360,480
6.88%, 03/15/25	610	608,085
7.13%, 03/15/26	778	772,908
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	175	150,209
7.38%, 09/01/25 (Call 03/03/23)(b)	160	158,654
8.38%, 02/01/28	195	195,989
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	550	490,361
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	370	312,165
3.88%, 03/01/31 (Call 03/01/26)(b)	610	496,827
4.00%, 10/15/33 (Call 10/15/27)(b)	410	325,146
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(a)	265	234,048
4.20%, 10/29/25 (Call 09/29/25)	255	237,800
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	175	175,875
Synchrony Financial, 7.25%, 02/02/33	250	250,320
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(b)	380	355,430
5.50%, 04/15/29 (Call 03/30/24)(a)(b)	340	292,349
5.75%, 06/15/27 (Call 06/15/24)(b)	240	215,454
		13,885,577
Electric — 4.5%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	345	291,525
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	210	186,900
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	440	366,809
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	610	562,884
5.25%, 06/01/26 (Call 06/01/23)(b)	193	186,666
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	455	384,398
3.75%, 01/15/32 (Call 01/15/27)(b)	149	122,831
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	410	386,712

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	$210	$199,944
4.35%, 04/15/29 (Call 01/15/29)	198	180,850
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(b)	220	214,500
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(d)	575	564,727
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	145	135,883
2.65%, 03/01/30 (Call 12/01/29)	300	256,332
Series A, 1.60%, 01/15/26 (Call 12/15/25)	155	139,129
Series B, 2.25%, 09/01/30 (Call 06/01/30)	235	193,008
Series B, 4.15%, 07/15/27 (Call 04/15/27)	715	683,290
Series C, 3.40%, 03/01/50 (Call 09/01/49)	410	291,268
Series C, 5.10%, 07/15/47 (Call 01/15/47)	304	280,440
Series C, 7.38%, 11/15/31(a)	313	361,515
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	190	166,954
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	255	236,514
4.25%, 07/15/24 (Call 04/15/24)(b)	340	332,065
4.50%, 09/15/27 (Call 06/15/27)(b)	274	257,894
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	240	198,416
3.63%, 02/15/31 (Call 02/15/26)(b)	500	396,050
3.88%, 02/15/32 (Call 02/15/27)(b)	545	424,229
5.25%, 06/15/29 (Call 06/15/24)(b)	360	324,900
5.75%, 01/15/28 (Call 01/15/24)	390	373,735
6.63%, 01/15/27 (Call 07/15/23)(a)	157	156,284
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	330	302,775
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	480	449,784
5.25%, 07/01/30 (Call 06/15/25)(a)	480	441,600
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 03/01/23)(b)	180	170,550
TransAlta Corp.
6.50%, 03/15/40	160	153,286
7.75%, 11/15/29 (Call 11/15/25)	205	210,802
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	590	518,812
5.00%, 07/31/27 (Call 07/31/23)(b)	640	602,291
5.50%, 09/01/26 (Call 09/01/23)(a)(b)	480	467,493
5.63%, 02/15/27 (Call 02/15/23)(b)	640	618,068
		12,792,113
Electrical Components & Equipment — 0.5%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	151	139,486
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(b)	725	736,600
7.25%, 06/15/28 (Call 06/15/23)(b)	655	671,163
		1,547,249
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	200	175,490
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	960	835,200
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)	480	430,800
5.00%, 10/01/25(b)	345	341,203
5.63%, 11/01/24(b)	190	190,044
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	265	260,031
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	395	335,295
4.38%, 02/15/30 (Call 11/15/29)(b)	229	207,305
Security	Par (000)	Value
Electronics (continued)
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	$255	$222,806
		2,998,174
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	340	305,994
5.00%, 01/31/28 (Call 07/31/27)(b)	340	319,370
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	288	276,246
		901,610
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	485	476,561
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	200	178,857
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, 4.05%, 04/27/26 (Call 04/27/23)(b)	180	163,800
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	285	210,375
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	255	228,289
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	180	174,111
4.25%, 09/15/28 (Call 06/15/28)(a)	275	256,466
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	200	170,470
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	235	199,376
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	210	182,753
		2,241,058
Entertainment — 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/23)(b)	485	481,468
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/23)(a)(b)	135	137,491
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	365	345,846
5.25%, 01/15/29 (Call 01/15/24)(b)	365	350,290
6.25%, 01/15/27 (Call 07/15/26)(b)	365	365,000
6.50%, 02/15/25 (Call 08/15/24)(b)	340	343,563
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(b)	185	172,050
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(b)	180	139,128
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	470	384,344
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(a)(b)	133	134,451
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/03/23)(b)	305	306,459
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	405	335,879
3.75%, 12/01/29 (Call 12/01/24)(b)	260	227,563
3.88%, 07/15/30 (Call 07/15/25)(b)	260	229,190
		3,952,722
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)(b)	285	274,962
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	155	148,831
6.38%, 02/01/31 (Call 02/01/26)(b)	40	40,748
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	380	338,835
3.75%, 08/01/25 (Call 08/01/23)(b)	380	361,095
4.25%, 06/01/25 (Call 06/01/23)(a)(b)	200	192,871
5.13%, 12/15/26 (Call 12/15/23)(b)	250	243,188

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Environmental Control (continued)
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	$235	$208,506
5.38%, 07/15/24 (Call 06/07/23)(b)	305	302,063
		2,111,099
Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(b)	365	337,610
3.50%, 03/15/29 (Call 09/15/23)(b)	645	556,313
4.63%, 01/15/27 (Call 01/15/24)(b)	645	611,492
4.88%, 02/15/30 (Call 02/15/25)(b)	485	446,121
5.88%, 02/15/28 (Call 08/15/23)(b)	380	371,450
7.50%, 03/15/26 (Call 03/15/23)(b)	305	312,758
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	185	159,401
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	465	419,081
4.38%, 01/31/32 (Call 01/31/27)(b)	340	304,494
4.88%, 05/15/28 (Call 11/15/27)(b)	236	228,252
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	470	383,003
4.25%, 04/15/31 (Call 04/15/26)(b)	510	442,425
5.88%, 09/30/27 (Call 09/30/23)(b)	415	411,800
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/23)(b)	490	490,887
		5,475,087
Forest Products & Paper — 0.3%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	125	111,071
5.38%, 02/01/25(a)(b)	143	138,696
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	300	275,679
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)(b)	210	200,794
		726,240
Health Care - Products — 0.7%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	380	334,043
4.63%, 07/15/28 (Call 07/15/23)(b)	750	706,943
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	445	391,515
4.63%, 02/01/28 (Call 02/01/23)(b)	200	190,592
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	240	221,388
4.63%, 11/15/27 (Call 11/15/23)(a)	250	238,678
		2,083,159
Health Care - Services — 2.9%
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	240	213,764
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	240	211,738
4.25%, 05/01/28 (Call 05/01/23)(b)	240	222,079
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(b)	510	497,250
5.00%, 05/15/27 (Call 05/15/23)(b)	520	504,613
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	333	286,423
3.88%, 05/15/32 (Call 02/15/32)(b)	370	310,201
4.38%, 06/15/28 (Call 06/15/23)(b)	405	374,038
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	180	159,300
Tenet Healthcare Corp.
4.25%, 06/01/29	930	828,077
4.38%, 01/15/30 (Call 12/01/24)	970	862,262
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 07/15/24 (Call 03/03/23)	$300	$295,875
4.63%, 06/15/28(a)	410	380,234
4.88%, 01/01/26 (Call 03/01/23)	1,375	1,339,209
5.13%, 11/01/27(a)	990	952,875
6.13%, 06/15/30 (Call 06/15/25)(b)	1,051	1,020,216
		8,458,154
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	370	322,201
4.75%, 09/15/24 (Call 06/15/24)	540	527,175
5.25%, 05/15/27 (Call 11/15/26)	690	642,455
6.25%, 05/15/26 (Call 05/15/23)	610	601,768
6.38%, 12/15/25 (Call 03/03/23)	365	361,810
Stena International SA, 6.13%, 02/01/25 (Call 02/01/23)(b)	200	189,119
		2,644,528
Home Builders — 1.6%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	240	201,757
6.75%, 06/01/27 (Call 06/01/23)	235	231,739
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	200	178,219
5.00%, 03/01/28 (Call 03/01/23)(b)	145	126,513
KB Home
4.00%, 06/15/31 (Call 12/15/30)	172	143,420
4.80%, 11/15/29 (Call 05/15/29)	153	137,307
6.88%, 06/15/27 (Call 12/15/26)(a)	145	147,900
7.25%, 07/15/30 (Call 07/15/25)	164	163,743
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	150	121,500
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	145	121,983
4.95%, 02/01/28 (Call 02/01/23)	205	189,080
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	300	253,017
5.25%, 12/15/27 (Call 12/15/23)(b)	240	219,600
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	181,681
5.13%, 06/06/27 (Call 12/06/26)	158	151,285
6.00%, 06/01/25 (Call 03/01/25)	200	201,082
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)	205	182,684
4.75%, 04/01/29 (Call 04/01/24)(a)	145	125,425
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	265	242,342
5.75%, 01/15/28 (Call 10/15/27)(b)	235	227,954
5.88%, 06/15/27 (Call 03/15/27)(b)	265	260,482
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	200	199,324
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	147	138,306
5.70%, 06/15/28 (Call 12/15/27)	187	175,440
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(a)(b)	145	139,439
		4,461,222
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	380	313,086
4.00%, 04/15/29 (Call 04/15/24)(b)	380	331,899
		644,985

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	$280	$242,215
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	240	204,072
4.13%, 04/30/31 (Call 04/30/26)(b)	200	167,771
5.13%, 02/01/28 (Call 01/01/24)(a)	139	132,398
		746,456
Housewares — 0.7%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	950	902,538
4.88%, 06/01/25 (Call 05/01/25)	250	244,437
5.63%, 04/01/36 (Call 10/01/35)	210	187,089
5.75%, 04/01/46 (Call 10/01/45)	315	261,825
6.38%, 09/15/27 (Call 06/15/27)	240	241,246
6.63%, 09/15/29 (Call 06/15/29) (a)	235	237,561
		2,074,696
Insurance — 0.9%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(d)	185	183,149
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	255	210,324
5.75%, 09/01/40 (Call 09/01/25)(d)	175	156,852
Genworth Holdings Inc.,6.50%,06/15/34	120	107,674
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(b)(d)	365	314,220
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(b)(d)	210	179,550
4.30%, 02/01/61 (Call 02/03/26)(b)	390	254,262
7.80%, 03/07/87(b)	205	228,255
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	310	292,237
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	204	206,305
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(b)	220	209,316
6.63%, 05/01/31(a)(b)	130	126,823
		2,468,967
Internet — 1.3%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	255	236,093
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(b)	545	534,100
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	380	328,624
5.25%, 12/01/27 (Call 06/01/23)(b)	305	295,173
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	235	188,588
4.13%, 08/01/30 (Call 05/01/25)(b)	236	202,960
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	235	216,146
5.00%, 12/15/27 (Call 12/15/23)(b)	210	201,362
5.63%, 02/15/29 (Call 02/15/24)(b)	175	164,519
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	440	446,182
7.13%, 09/30/30 (Call 09/30/25)(b)	275	279,207
Rakuten Group Inc., 10.25%, 11/30/24(b)	410	415,113
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	240	212,654
		3,720,721
Iron & Steel — 1.2%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23) (b)	350	343,276
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	197	194,045
7.63%, 03/15/30 (Call 03/15/25)	145	148,828
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	180	167,857
Security	Par (000)	Value
Iron & Steel (continued)
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	$150	$140,118
5.88%, 06/01/27 (Call 06/01/23)	270	265,532
6.75%, 03/15/26 (Call 03/15/23)(b)	400	406,500
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(a)	135	116,852
4.13%,01/15/30 (Call 01/15/25)(a)	160	143,200
4.38%, 03/15/32 (Call 03/15/27)	135	118,427
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	315	322,497
8.13%, 05/01/27 (Call 05/01/23)(b)	340	342,550
8.50%, 05/01/30 (Call 05/01/25)(b)	295	304,770
U.S. Steel Corp.
6.65%, 06/01/37(a)	122	116,531
6.88%, 03/01/29 (Call 03/01/24)(a)	221	223,304
		3,354,287
Leisure Time — 0.9%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(b)	1,160	1,002,217
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(a)(b)	485	506,825
11.50%, 06/01/25 (Call 06/01/23)(b)	673	722,654
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	260	210,600
		2,442,296
Lodging — 2.2%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	270	241,651
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	715	600,421
3.75%, 05/01/29 (Call 05/01/24)(b)	405	359,685
4.00%, 05/01/31 (Call 05/01/26)(b)	545	472,243
4.88%, 01/15/30 (Call 01/15/25)(a)	480	452,506
5.38%, 05/01/25 (Call 05/01/23)(b)	235	233,376
5.75%, 05/01/28 (Call 05/01/23)(b)	240	238,111
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)(a)	305	295,285
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	240	224,710
3.20%, 08/08/24 (Call 07/08/24)	850	818,024
3.50%, 08/18/26 (Call 06/18/26)	480	447,209
3.90%, 08/08/29 (Call 05/08/29)(a)	370	331,570
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	310	266,633
4.63%, 03/01/30 (Call 12/01/29)(b)	164	139,455
5.65%, 04/01/24 (Call 02/01/24)	155	154,225
6.00%, 04/01/27 (Call 01/01/27)	205	201,156
6.60%, 10/01/25 (Call 07/01/25)(a)	175	174,118
6.63%, 07/31/26 (Call 04/30/26)(b)	310	307,635
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	255	235,188
		6,193,201
Machinery — 0.4%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	200	180,501
4.13%, 04/15/29 (Call 04/15/24)(a)(b)	200	179,006
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	240	204,547
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	190	168,515
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	200	202,972
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	360	322,657
		1,258,198

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	$190	$170,251
5.63%, 07/01/27 (Call 07/01/23)(b)	180	176,892
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(a)	155	130,200
5.00%, 09/15/26 (Call 07/15/26)	191	184,309
5.75%, 06/15/25 (Call 06/15/23)	205	206,154
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	207	199,879
		1,067,685
Media — 7.0%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	480	295,800
4.75%, 08/01/25 (Call 08/01/23)(a)	380	324,900
5.00%, 04/01/24 (Call 04/01/23)(a)	200	192,002
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	725	603,961
4.25%, 01/15/34 (Call 01/15/28)(b)	510	397,571
4.50%, 08/15/30 (Call 02/15/25)(b)	720	615,211
4.50%, 05/01/32 (Call 05/01/26)	695	575,112
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	410	333,125
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	745	650,974
4.75%, 02/01/32 (Call 02/01/27)(b)	310	263,500
5.00%, 02/01/28 (Call 08/01/23)(b)	595	555,581
5.13%, 05/01/27 (Call 05/01/23)(b)	785	748,144
5.38%, 06/01/29 (Call 06/01/24)(b)	385	356,125
5.50%, 05/01/26 (Call 05/01/23)(a)(b)	194	190,617
6.38%, 09/01/29 (Call 09/01/25)(b)	395	381,175
7.38%, 03/01/31	350	350,875
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)	1,800	1,630,449
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	170	131,465
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	390	343,200
6.75%, 10/15/27 (Call 10/15/23)(b)	575	560,222
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	470	420,547
5.13%, 02/15/32 (Call 02/15/27)(b)	240	225,960
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(d)	310	268,538
6.38%, 03/30/62 (Call 03/30/27)(a)(d)	480	418,786
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	260	217,207
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(b)	395	314,025
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	485	436,512
3.88%, 09/01/31 (Call 09/01/26)(b)	740	610,041
4.00%, 07/15/28 (Call 07/15/24)(b)	980	872,298
4.13%, 07/01/30 (Call 07/01/25)(b)	715	613,205
5.00%, 08/01/27 (Call 08/01/23)(b)	725	686,031
5.50%, 07/01/29 (Call 07/01/24)(b)	610	571,661
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	480	450,503
4.75%, 03/15/26 (Call 03/15/23)(b)	268	259,838
5.00%, 09/15/29 (Call 09/15/24)(a)	545	513,395
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/13/23)(b)	400	371,600
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	645	567,452
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	265	230,565
5.13%, 04/15/27 (Call 04/15/23)(a)(b)	305	292,776
Security	Par (000)	Value
Media (continued)
5.38%, 06/15/24 (Call 03/15/24)(b)	$300	$297,994
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	335	288,941
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	625	579,806
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	675	578,023
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	560	487,782
		20,073,495
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/23)(b)	160	152,299
6.38%, 06/15/30 (Call 07/15/25)(b)	235	233,493
		385,792
Mining — 1.7%
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(b)	340	336,626
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	440	422,749
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	740	651,200
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	305	291,127
5.13%, 05/15/24 (Call 02/15/24)(b)	370	366,446
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	340	332,044
6.13%, 04/15/32 (Call 01/15/32)(b)	380	370,500
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	265	224,087
4.63%, 03/01/28 (Call 03/01/23)(b)	240	219,120
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	370	334,968
3.88%, 08/15/31 (Call 08/15/26)(b)	345	291,180
4.75%, 01/30/30 (Call 01/30/25)(b)	780	705,900
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	245	239,904
		4,785,851
Office & Business Equipment — 0.4%
Xerox Corp.
3.80%, 05/15/24	145	140,650
4.80%, 03/01/35	120	81,910
6.75%, 12/15/39	165	128,716
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	370	344,174
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	370	313,806
		1,009,256
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	215	191,924

Oil & Gas — 7.1%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	280	261,100
7.63%, 02/01/29 (Call 02/01/24)(b)	205	209,633
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	290	265,304
4.38%, 10/15/28 (Call 07/15/28)(a)	160	147,952
4.75%, 04/15/43 (Call 10/15/42)	210	166,242
5.10%, 09/01/40 (Call 03/01/40)(a)	635	554,514
5.25%, 02/01/42 (Call 08/01/41)	200	168,014
5.35%, 07/01/49 (Call 01/01/49)	195	161,323
6.00%, 01/15/37	205	194,213
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	235	227,810
5.88%, 02/01/29 (Call 02/05/24)(b)	235	225,041
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	470	463,443

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	$185	$172,512
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	235	215,725
7.25%, 03/14/27 (Call 03/14/23)(b)	183	182,085
7.38%, 01/15/31 (Call 01/15/26)(b)	235	228,535
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	185	169,451
5.63%, 10/15/25 (Call 10/15/23)(b)	475	463,125
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(b)	470	460,600
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	255	233,325
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	300	279,000
6.00%, 04/15/30 (Call 04/15/25)(b)	240	223,117
6.00%, 02/01/31 (Call 02/01/26)(b)	300	277,410
6.25%, 11/01/28 (Call 11/01/23)(b)	280	268,943
6.25%, 04/15/32 (Call 04/15/27)(b)	235	216,915
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)	340	334,432
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)(a)	270	263,936
6.13%, 12/01/42 (Call 06/01/42)	165	135,012
6.38%, 07/15/28 (Call 07/15/24)	210	207,683
7.05%, 05/01/29	120	122,858
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(b)	435	429,562
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	205	201,925
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	200	191,712
3.50%, 08/15/29 (Call 05/15/29)	120	110,632
5.50%, 12/01/25 (Call 09/01/25)	180	181,213
5.55%, 03/15/26 (Call 12/15/25)	325	328,266
5.88%, 09/01/25 (Call 06/01/25)	230	232,805
6.13%, 01/01/31 (Call 07/01/30)	445	464,442
6.20%, 03/15/40	275	277,876
6.38%, 09/01/28 (Call 03/01/28)	210	218,156
6.45%, 09/15/36	865	909,660
6.60%, 03/15/46 (Call 09/15/45)	715	761,382
6.63%, 09/01/30 (Call 03/01/30)	540	573,290
7.50%, 05/01/31	325	361,562
7.88%, 09/15/31(a)	205	232,181
7.95%, 06/15/39	130	149,175
8.50%, 07/15/27 (Call 01/15/27)	185	204,656
8.88%, 07/15/30 (Call 01/15/30)	370	435,675
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	380	325,961
4.63%, 05/01/30 (Call 05/01/25)(b)	380	326,649
5.88%, 07/15/27 (Call 07/15/23)(b)	240	230,232
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	230	208,353
5.15%, 11/15/29 (Call 08/15/29)	170	158,822
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	400	377,136
7.25%, 06/15/25 (Call 06/15/23)	325	323,783
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	385	372,345
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	280	179,347
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	240	214,981
4.88%, 05/15/25 (Call 02/15/25)	370	356,960
8.25%, 01/15/29 (Call 01/15/24)	275	282,711
Security	Par (000)	Value
Oil & Gas (continued)
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(a)	$550	$484,836
5.38%, 02/01/29 (Call 02/01/24)(a)	335	314,781
5.38%, 03/15/30 (Call 03/15/25)(a)	585	544,781
5.70%, 01/23/25 (Call 10/23/24)	195	193,352
7.75%, 10/01/27 (Call 10/01/23)	220	229,434
8.38%, 09/15/28 (Call 09/15/23)(a)	140	147,048
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	380	343,782
4.50%, 04/30/30 (Call 04/30/25)	378	336,741
5.88%, 03/15/28 (Call 03/15/23)	205	200,900
6.00%, 04/15/27 (Call 04/15/23)	285	284,838
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/23)(b)	200	193,588
		20,394,784
Oil & Gas Services — 0.1%
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(b)	235	233,825
Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	300	263,259
6.00%, 06/15/27 (Call 06/15/24)(b)	315	314,118
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/23)(b)	590	538,375
5.25%, 04/30/25 (Call 04/30/23)(b)	250	244,437
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(a)	640	524,669
3.13%, 09/15/31 (Call 06/15/31)	410	335,240
4.88%, 03/15/26 (Call 12/15/25)(a)	365	359,534
5.25%, 07/01/25	485	482,628
6.88%, 03/15/28 (Call 11/15/24)	355	366,129
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/23)(b)	155	150,418
5.63%, 07/15/27 (Call 07/15/23)(a)(b)	270	265,275
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	210	196,144
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)	235	226,187
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	191	182,530
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/23)	425	415,199
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	175	182,802
Graphic Packaging International LLC
3.50%, 03/15/28(b)	235	210,131
3.50%, 03/01/29 (Call 09/01/28)(b)	175	154,026
3.75%, 02/01/30 (Call 08/01/29)(b)	205	177,533
4.13%, 08/15/24 (Call 05/15/24)	113	111,185
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	145	139,563
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	210	188,528
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	220	203,511
5.00%, 04/15/29 (Call 04/15/25)(b)	220	211,130
5.13%, 12/01/24 (Call 09/01/24)(b)	225	223,313
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	205	203,791
6.13%, 02/01/28 (Call 02/01/24)(b)	385	388,426
6.88%, 07/15/33(b)	235	244,252
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	295	275,436
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	200	178,050
		7,955,819

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals — 1.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)(b)	$265	$234,859
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(a)	380	370,956
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(b)	275	280,844
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	775	707,063
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(b)	980	886,361
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	160	154,738
4.38%, 03/15/26 (Call 12/15/25)	365	345,600
4.40%, 06/15/30 (Call 03/15/30)(a)	395	346,660
4.90%, 12/15/44 (Call 06/15/44)	150	111,776
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	275	251,672
		3,690,529
Pipelines — 7.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	370	343,637
5.75%, 03/01/27 (Call 03/01/23)(b)	310	300,700
5.75%, 01/15/28 (Call 01/15/24)(b)	310	296,437
7.88%, 05/15/26 (Call 05/15/23)(b)	275	282,219
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	300	274,572
4.13%, 03/01/25 (Call 02/01/25)(b)	240	228,000
4.13%, 12/01/27 (Call 09/01/27)	206	186,358
4.35%, 10/15/24 (Call 07/15/24)	149	144,203
4.50%, 03/01/28 (Call 12/01/27)(b)	240	219,059
5.60%, 10/15/44 (Call 04/15/44)	145	110,576
5.85%, 11/15/43 (Call 05/15/43)	175	133,875
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	205	173,457
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	680	619,218
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(b)	350	334,498
5.75%, 04/01/25 (Call 04/01/23)	275	271,109
6.00%, 02/01/29 (Call 02/01/24)(b)	415	393,697
7.38%, 02/01/31	295	296,844
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	545	478,237
4.38%, 06/15/31 (Call 06/15/26)(b)	480	419,867
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	236	227,458
5.63%, 01/15/28 (Call 07/15/27)(b)	240	234,600
6.50%, 09/01/30 (Call 03/01/30)(a)(b)	340	346,375
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	216	208,112
4.85%, 07/15/26 (Call 04/15/26)(a)	235	227,850
5.05%, 04/01/45 (Call 10/01/44)	230	180,814
5.45%, 06/01/47 (Call 12/01/46)	235	195,483
5.60%, 04/01/44 (Call 10/01/43)	175	146,578
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	155	149,963
4.13%, 12/01/26 (Call 09/01/26)	255	230,684
4.50%, 01/15/29 (Call 07/15/28)(b)	405	355,209
4.75%, 01/15/31 (Call 07/15/30)(b)	545	460,973
5.50%, 07/15/28 (Call 04/15/28)	410	378,225
6.00%, 07/01/25 (Call 04/01/25)(b)	205	201,825
6.50%, 07/01/27 (Call 01/01/27)(b)	415	407,534
Security	Par (000)	Value
Pipelines (continued)
6.50%, 07/15/48 (Call 01/15/48)	$265	$204,050
7.50%, 06/01/27 (Call 06/01/24)(b)	240	239,995
7.50%, 06/01/30 (Call 12/01/29)(b)	240	239,700
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	420	413,175
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	370	324,049
5.13%, 06/15/28 (Call 06/15/23)(b)	259	243,908
5.50%, 10/15/30 (Call 10/15/25)(b)	205	191,185
5.63%, 02/15/26 (Call 02/15/23)(b)	378	374,265
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(b)	260	242,125
6.38%, 04/15/27 (Call 04/15/24)(b)	205	202,694
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	505	479,750
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	715	657,914
6.75%, 09/15/25 (Call 09/15/23)(b)	610	583,548
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(b)	270	259,200
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	265	254,341
5.75%, 10/01/25 (Call 07/01/25)(a)	302	298,832
6.00%, 06/01/26 (Call 03/01/26)	240	235,037
6.38%, 10/01/30 (Call 04/01/30)	300	288,975
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	205	193,795
4.80%, 05/15/30 (Call 02/15/30)(b)	175	155,750
4.95%, 07/15/29 (Call 04/15/29)(b)	265	239,528
6.88%, 04/15/40(b)	260	220,333
7.50%, 07/15/38(b)	110	101,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(b)	369	339,807
6.00%, 03/01/27 (Call 03/01/23)(b)	200	189,621
6.00%, 12/31/30 (Call 12/31/25)(b)	355	323,327
6.00%, 09/01/31 (Call 09/01/26)(b)	240	216,000
7.50%, 10/01/25 (Call 10/01/23)(b)	305	308,762
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	630	535,153
6.25%, 01/15/30	505	514,484
3.88%, 08/15/29 (Call 02/15/29)(b)	610	542,900
4.13%, 08/15/31 (Call 02/15/31)(b)	610	540,802
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	368	351,440
3.95%, 06/01/25 (Call 03/01/25)	185	176,675
4.30%, 02/01/30 (Call 11/01/29)	575	526,562
4.50%, 03/01/28 (Call 12/01/27)	204	192,780
4.65%, 07/01/26 (Call 04/01/26)	235	226,187
4.75%, 08/15/28 (Call 05/15/28)	205	193,213
5.30%, 03/01/48 (Call 09/01/47)	337	294,875
5.45%, 04/01/44 (Call 10/01/43)	285	250,860
5.50%, 08/15/48 (Call 02/15/48)	180	156,391
5.50%, 02/01/50 (Call 08/01/49)	485	420,737
		22,402,721
Real Estate — 0.8%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)(b)	325	313,732
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/03/23)(b)	297	292,079
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	310	267,691
4.38%, 02/01/31 (Call 02/01/26)(b)	310	257,589

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate (continued)
5.38%, 08/01/28 (Call 08/01/23)(b)	$370	$342,764
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	305	256,200
4.75%, 02/01/30 (Call 09/01/24)	300	246,071
5.00%, 03/01/31 (Call 03/01/26)	300	244,712
		2,220,838
Real Estate Investment Trusts — 4.4%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	255	193,697
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	240	196,500
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	200	176,412
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	370	324,834
5.75%, 05/15/26 (Call 05/15/23)(b)	445	423,306
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	215	192,513
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	235	198,635
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	470	417,125
3.75%, 09/15/30(b)	165	126,107
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	205	200,388
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	520	445,583
4.88%, 09/15/27 (Call 09/15/23)(b)	480	451,939
4.88%, 09/15/29 (Call 09/15/24)(b)	481	434,408
5.00%, 07/15/28 (Call 07/15/23)(b)	240	220,683
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	395	375,606
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	640	579,162
5.63%, 07/15/32 (Call 07/15/26)(b)	300	269,980
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	370	320,791
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(a)	240	238,200
4.75%, 10/01/24 (Call 07/01/24)	430	427,527
5.50%, 02/15/26 (Call 08/15/23)(a)	115	115,771
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	310	273,188
4.75%, 06/15/29 (Call 06/15/24)(b)	310	257,557
5.25%, 10/01/25 (Call 02/16/23)(b)	170	163,625
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	640	448,005
4.63%, 08/01/29 (Call 08/01/24)(a)	440	342,100
5.00%, 10/15/27 (Call 09/07/23)(a)	675	570,601
5.25%, 08/01/26 (Call 08/01/23)(a)	242	220,140
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	171	131,455
2.65%, 06/15/26 (Call 05/15/26)	145	116,480
3.45%, 10/15/31 (Call 07/15/31)	178	124,869
4.25%, 05/15/24 (Call 02/15/24)	175	169,834
4.50%, 02/01/25 (Call 11/01/24)	309	287,480
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	235	214,665
4.00%, 09/15/29 (Call 09/15/24)(b)	240	201,288
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	715	605,735
3.88%, 02/15/27 (Call 02/15/23)	740	683,416
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	$210	$185,976
7.50%, 09/15/25 (Call 06/15/25)	380	373,650
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	190	170,523
3.75%, 12/31/24 (Call 09/30/24)(b)	200	189,935
4.38%, 01/15/27 (Call 07/15/26)(b)	235	210,913
4.75%, 03/15/25 (Call 09/15/24)	240	230,024
		12,500,626
Retail — 5.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	370	323,728
3.88%, 01/15/28 (Call 09/15/23)(b)	750	685,485
5.75%, 04/15/25 (Call 04/15/23)(b)	235	234,672
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(a)(b)	155	156,550
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	205	199,424
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	210	189,860
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	380	335,327
4.75%, 03/01/30 (Call 03/01/25)	205	179,325
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	300	258,735
Bath & Body Works Inc.
5.25%, 02/01/28	235	221,819
6.63%, 10/01/30 (Call 10/01/25)(b)	480	469,046
6.69%, 01/15/27	137	137,326
6.75%, 07/01/36	340	307,506
6.88%, 11/01/35	480	437,454
7.50%, 06/15/29 (Call 06/15/24)(a)	235	238,405
9.38%, 07/01/25(a)(b)	155	165,901
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/23)(b)	157	149,663
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	265	238,169
5.63%, 01/01/30 (Call 01/01/25)(b)	290	265,330
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	205	173,323
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	370	283,975
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	345	256,810
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	390	342,989
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(b)	380	368,600
Kohl’s Corp.
3.63%, 05/01/31 (Call 02/01/31)	240	177,821
4.25%, 07/17/25 (Call 04/17/25)	175	167,905
5.55%, 07/17/45 (Call 01/17/45)(a)	190	124,921
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	395	335,624
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	275	234,135
4.63%, 12/15/27 (Call 12/15/23)(b)	185	172,050
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	110	68,200
4.50%, 12/15/34 (Call 06/15/34)	175	128,502
5.13%, 01/15/42 (Call 07/15/41)	110	74,250
5.88%, 04/01/29 (Call 04/01/24)(b)	240	223,203
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	220	200,809
6.13%, 03/15/32 (Call 03/15/27)(b)	215	192,425
Marks & Spencer PLC, 7.13%, 12/01/37(b)	155	138,870
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	265	221,719

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
4.75%, 09/15/29 (Call 09/15/24)(a)	$259	$237,309
5.63%, 05/01/27 (Call 05/01/23)	148	145,206
Nordstrom Inc.
2.30%, 04/08/24 (Call 02/16/23)(a)	125	118,640
4.00%, 03/15/27 (Call 12/15/26)(a)	165	142,481
4.25%, 08/01/31 (Call 05/01/31)	216	162,197
4.38%, 04/01/30 (Call 01/01/30)	240	192,559
5.00%, 01/15/44 (Call 07/15/43)(a)	455	306,952
6.95%, 03/15/28	145	140,795
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)	280	265,174
3.75%, 06/15/29 (Call 06/15/24)	265	224,092
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(b)	600	554,990
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	235	151,570
4.45%, 02/15/25 (Call 11/15/24)	290	246,949
4.75%, 02/15/27 (Call 11/15/26)(a)	271	205,367
4.85%, 04/01/24(a)	305	290,245
5.45%, 08/15/34 (Call 02/15/34)(a)	182	106,920
5.95%, 03/15/43	155	80,145
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	350	344,753
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	307	255,146
4.88%, 11/15/31 (Call 11/15/26)(b)	236	188,444
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	305	269,544
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	500	426,214
4.63%, 01/31/32 (Call 10/01/26)	540	491,314
4.75%, 01/15/30 (Call 10/15/29)(b)	385	360,071
5.35%, 11/01/43 (Call 05/01/43)	145	124,105
5.38%, 04/01/32 (Call 04/01/27)	480	455,414
6.88%, 11/15/37	160	171,318
		15,737,770
Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/23)(b)	275	276,133
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	245	235,820
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	435	417,744
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	200	170,564
4.38%, 04/15/28 (Call 04/15/23)(b)	205	185,525
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	340	310,253
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	200	173,183
		1,769,222
Software — 1.7%
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(b)	440	408,542
5.25%, 05/15/26 (Call 02/15/26)(b)	190	188,622
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	340	278,800
3.63%, 09/01/30 (Call 03/01/25)(b)	440	382,983
3.63%, 11/01/31 (Call 11/01/26)(b)	300	256,410
3.88%, 02/15/31 (Call 06/01/25)(b)	480	423,634
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	480	436,800
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	442	384,080
3.88%, 12/01/29 (Call 12/01/24)(b)	410	340,977
Security	Par (000)	Value
Software (continued)
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	$440	$370,514
4.13%, 12/01/31 (Call 12/01/26)(b)	308	250,231
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(b)	235	225,349
4.00%, 02/15/28 (Call 02/15/23)(b)	235	218,932
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	520	439,114
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	235	199,528
3.88%, 03/15/31 (Call 03/15/26)(a)	235	193,988
		4,998,504
Telecommunications — 5.0%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(b)(d)	235	210,325
4.88%, 11/23/81 (Call 08/23/31)(b)(d)	240	197,906
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	205	179,375
Hughes Satellite Systems Corp., 5.25%, 08/01/26(a)	395	382,656
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	370	320,224
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	405	301,320
3.75%, 07/15/29 (Call 01/15/24)(b)	440	321,658
3.88%, 11/15/29 (Call 08/15/29)(b)	370	300,040
4.25%, 07/01/28 (Call 07/01/23)(b)	585	463,607
4.63%, 09/15/27 (Call 09/15/23)(b)	480	406,612
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)(b)	610	514,384
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	410	347,065
5.13%, 01/15/28 (Call 09/15/23)(a)(b)	217	193,130
6.25%, 03/25/29 (Call 04/25/24)(b)	324	298,353
Nokia OYJ
4.38%, 06/12/27	240	230,400
6.63%, 05/15/39	235	239,453
Qwest Corp., 7.25%, 09/15/25	125	125,188
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/23)(b)	259	248,066
Sprint Capital Corp.
6.88%, 11/15/28	1,205	1,289,153
8.75%, 03/15/32	980	1,210,300
Sprint LLC
7.13%, 06/15/24	1,220	1,245,818
7.63%, 02/15/25 (Call 11/15/24)	730	757,701
7.63%, 03/01/26 (Call 11/01/25)	740	782,673
U.S. Cellular Corp., 6.70%, 12/15/33(a)	245	227,850
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/23)(b)	305	284,486
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	200	174,500
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	600	501,000
4.75%, 07/15/31 (Call 07/15/26)(b)	760	646,020
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	235	203,863
4.13%, 06/04/81 (Call 04/04/31)(d)	480	388,608
5.13%, 06/04/81 (Call 12/04/50)(d)	470	361,312
7.00%, 04/04/79 (Call 01/04/29)(d)	985	1,014,461
		14,367,507
Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	305	284,414
3.75%, 04/01/29 (Call 04/01/24)(b)	300	269,520
5.45%, 11/01/41 (Call 05/01/41)	133	113,829

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
Toys, Games & Hobbies (continued)
5.88%, 12/15/27 (Call 12/15/23)(a)(b)	$305	$304,237
6.20%, 10/01/40	110	102,135
		1,074,135
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	290	261,966
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	140	134,163
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	370	308,063
XPO Escrow Sub LLC, 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	185	190,106
		894,298
Trucking & Leasing — 0.4%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(b)(d)	240	234,679
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	505	444,419
6.50%, 10/01/25 (Call 10/01/23)(b)	330	319,440
9.75%, 08/01/27 (Call 08/01/23)(b)	205	210,748
		1,209,286
Total Long-Term Investments — 98.4%
(Cost: $289,807,716)		282,135,320

Short-Term Securities

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	42,378	42,403,788

Security	Shares (000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	2,470	$2,470,000

Total Short-Term Securities — 15.6%
(Cost: $44,843,106)		44,873,788

Total Investments — 114.0%
(Cost: $334,650,822)		327,009,108

Liabilities in Excess of Other Assets — (14.0)%		(40,152,899)

Net Assets — 100.0%		$286,856,209

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,796,195	$12,567,774	(a)	$—		$5,762	$34,057	$42,403,788	42,378	$56,320	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,350,000	—		(1,880,000	)(a)	—	—	2,470,000	2,470	48,011		5
						$5,762	$34,057	$44,873,788		$104,331		$5

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$282,135,320	$—	$282,135,320
Short-Term Securities
Money Market Funds	44,873,788	—	—	44,873,788
	$44,873,788	$282,135,320	$—	$327,009,108

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate